Receivables and Other Current Assets - Narrative (Details) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Trade and Other Receivables [Line Items]
Current trade receivables	€ 10,969	€ 10,666
Government
Disclosure of Trade and Other Receivables [Line Items]
Current trade receivables	€ 352	€ 345